SECURITIZATIONS AND VARIABLE INTEREST ENTITIES - Funding Commitments (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Funding Commitments for Significant Unconsolidated VIEs
Notional amount	$ 17,266	$ 13,783
Liquidity facilities
Funding Commitments for Significant Unconsolidated VIEs
Notional amount	1,498	1,611
Loan / equity commitments
Funding Commitments for Significant Unconsolidated VIEs
Notional amount	15,768	12,172
Non-agency-sponsored mortgage securitizations | Liquidity facilities
Funding Commitments for Significant Unconsolidated VIEs
Notional amount	0	0
Non-agency-sponsored mortgage securitizations | Loan / equity commitments
Funding Commitments for Significant Unconsolidated VIEs
Notional amount	5	2
Asset-based financing | Liquidity facilities
Funding Commitments for Significant Unconsolidated VIEs
Notional amount	0	0
Asset-based financing | Loan / equity commitments
Funding Commitments for Significant Unconsolidated VIEs
Notional amount	12,189	9,114
Municipal securities tender option bond trusts (TOBs) | Liquidity facilities
Funding Commitments for Significant Unconsolidated VIEs
Notional amount	1,498	1,611
Municipal securities tender option bond trusts (TOBs) | Loan / equity commitments
Funding Commitments for Significant Unconsolidated VIEs
Notional amount	0	0
Municipal investments | Liquidity facilities
Funding Commitments for Significant Unconsolidated VIEs
Notional amount	0	0
Municipal investments | Loan / equity commitments
Funding Commitments for Significant Unconsolidated VIEs
Notional amount	3,562	3,041
Investment funds | Liquidity facilities
Funding Commitments for Significant Unconsolidated VIEs
Notional amount	0	0
Investment funds | Loan / equity commitments
Funding Commitments for Significant Unconsolidated VIEs
Notional amount	12	15
Other | Liquidity facilities
Funding Commitments for Significant Unconsolidated VIEs
Notional amount	0	0
Other | Loan / equity commitments
Funding Commitments for Significant Unconsolidated VIEs
Notional amount	$ 0	$ 0